A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE	Phone: 206-219-3820
Renton, Washington 98058	Fax: 206-232-1196

On behalf of Snipp Interactive Inc., we hereby submit Snipp’s initial Form 20-F Registration Statement via EDGAR.

To respond to this filing, please contact me at the numbers listed above or Jaisun Garcha, Chief Financial Officer of Snipp, by E-mail at jaisun@snipp.com.

Sincerely,

/s/  "Steve Taylor"

Steve Taylor

A.B. Korelin & Associates